GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Goodwill Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Balance at beginning of period	$ 13,303	$ 13,669
Acquisitions		43
Dispositions	(6)
Currency exchange and other	(299)	(409)
Balance at end of period	12,999	13,303
Operating segments | Aerospace
Goodwill
Balance at beginning of period	9,013	9,247
Acquisitions		0
Dispositions	(6)
Currency exchange and other	(171)	(234)
Balance at end of period	8,835	9,013
Operating segments | Renewable Energy
Goodwill
Balance at beginning of period	3,231	3,401
Acquisitions		0
Dispositions	0
Currency exchange and other	(30)	(169)
Balance at end of period	3,201	3,231
Operating segments | Power
Goodwill
Balance at beginning of period	145	146
Acquisitions		0
Dispositions	0
Currency exchange and other	(1)	(1)
Balance at end of period	144	145
Corporate
Goodwill
Balance at beginning of period	914	876
Acquisitions		43
Dispositions	0
Currency exchange and other	(96)	(4)
Balance at end of period	$ 818	$ 914